[logo] Legg Mason Wood Walker, Inc.
100 Light Street, P.O. Box 17023, Baltimore, MD 21203-0356
410 o 539 o 0000



                                                                  August 5, 2005




VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:  File Room

         Re:      Legg Mason Tax-Free Income Fund
                  1933 Act File No. 33-37971
                  1940 Act File No. 811-6223

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus with respect to Legg Mason Maryland Tax-Free Income Trust, Legg Mason Pennsylvania Tax-Free Income Trust and Legg Mason Tax-Free Intermediate-Term Income Trust, each a series of Legg Mason Tax-Free Income Fund, does not differ from that filed in Post-Effective Amendment No. 21, which was filed electronically on July 29, 2005.

                                                       Very truly yours,

                                                       /s/ Richard M. Wachterman

                                                       Richard M. Wachterman
                                                       Associate General Counsel



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